Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash provided by operating activities
Net income	$ (606,134)	$ 8,904,862
Deferred tax expense	187,553	(349,219)
Interest expense	23,793	12,820
Depreciation and amortization	40,411	13,229
Amortization of right-of-use assets	248,518	337,753
Convertible note - Amortization of financing cost	20,322
Changes in operating assets and liabilities
Accounts receivables, net	(43,555)	271,831
Inventories	213,049
Prepayment and other current assets	2,279,543	619,103
Long-term prepayments and other non-current assets	1,556,045	(378,193)
Accounts payable and accrued expenses	(2,370,396)	4,713,298
Taxes payable	235,060	1,820,328
Cash provided by operating activities	1,784,209	15,965,812
Investing Activities
Purchases of equipment and vehicles	(22,680)
Long-term investment	(941,073)
Right-of-use-asset costs	(103,641)	(244,859)
Consideration paid to former non-controlling shareholders of HAPPY	(54,462)
Refund for potential acquisitions	1,000,000
Cash used in investing activities	(121,856)	(244,859)
Financing Activities
Proceeds from convertible note	5,275,000
Payment of convertible note issuance cost	(667,920)
Cash provided by financing activities	4,607,080
Net increase in cash and cash equivalents	6,269,433	15,720,953
Effects of currency translation	642,077	2,777,922
Cash and cash equivalents at beginning of period	52,410,472	25,022,199
Cash and cash equivalents at end of period	59,321,982	43,521,074
SUPPLEMENTAL DISCLOSURES
Income taxes paid	616,604	1,509,091
Interest paid	$ 23,793	$ 12,820